Income Tax (Details 2)	12 Months Ended
Dec. 31, 2019
Income Tax Detials 2 [Abstract]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in valuation allowance	2.20%
Income tax provision	23.20%